AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Asset-Backed Securities - 7.4%
AB BSL CLO 3, Ltd. Series 2021-3A, Class A1R (3 month SOFR + 1.250%, Cap N/A, Floor 1.250%), 4.918%, 04/20/38[1,2]	$400,000	$399,320
AGL CLO 23, Ltd. Series 2022-23A, Class A1R (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.818%, 04/20/38[1,2]	500,000	497,508
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.798%, 04/20/38[1,2]	600,000	599,119
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.909%, 01/22/38[1,2]	500,000	499,296
Aimco CLO 15, Ltd. Series 2021-15A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.868%, 04/17/38[1,2]	210,000	209,795
Apidos CLO XLII, Ltd. Series 2022-42A, Class A1R (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.868%, 04/20/38[1,2]	500,000	498,795
CIFC Funding, Ltd.
Series 2021-5A, Class A1R (3 month SOFR + 1.260%, Cap N/A, Floor 1.260%), 4.932%, 01/15/38[1,2]	500,000	498,840
Series 2022-1A, Class A (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.988%, 04/17/35[1,2]	500,000	499,614

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	500,000	499,520
Elmwood CLO 22 Ltd. Series 2023-1A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.868%, 04/17/38[1,2]	448,000	447,561
Elmwood CLO 38, Ltd. Series 2025-1A, Class A (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.819%, 04/22/38[1,2]	500,000	498,794
GoldenTree Loan Management US CLO 23, Ltd. Series 2024-23A, Class A (3 month SOFR + 1.270%, Cap N/A, Floor 1.270%), 4.938%, 01/20/39[1,2]	305,000	304,988
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1R (3 month SOFR + 1.480%, Cap N/A, Floor 1.480%), 5.147%, 07/30/37[1,2]	330,000	330,541
	Principal Amount	Value

KKR CLO 43, Ltd. Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[1,2]	$250,000	$248,872
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.812%, 01/15/38[1,2]	325,000	323,539
Palmer Square CLO, Ltd. Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.818%, 04/20/38[1,2]	191,000	190,241
Sagard-Halseypoint CLO 8, Ltd. Series 2024-8A, Class A1 (3 month SOFR + 1.390%, Cap N/A, Floor 1.390%), 5.057%, 01/30/38[1,2]	410,000	410,538
TCW CLO LTD Series 2025-1A, Class A (3 month SOFR + 1.190%, Cap N/A, Floor 1.190%), 4.858%, 04/20/38[1,2]	500,000	499,505
Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.838%, 04/20/38[1,2]	800,000	797,638
Series 2024-7A, Class A1 (3 month SOFR + 1.310%, Cap N/A, Floor 1.310%), 4.978%, 01/20/38[1,2]	550,000	548,714

Total Asset-Backed Securities (Cost $8,821,747)		8,802,738
Mortgage-Backed Securities - 16.5%
BANK
Series 2021-BN32, Class A4 2.349%, 04/15/54	241,000	219,443
Series 2021-BN35, Class A5 2.285%, 06/15/64	250,000	220,801
Series 2023-BNK45, Class A5 5.203%, 02/15/56	100,000	100,952
Series 2024-BNK47, Class A5 5.716%, 06/15/57	750,000	784,237
Series 2025-BNK49, Class A5 5.623%, 03/15/58[2]	750,000	780,692
BANK5
Series 2023-5YR3, Class A3 6.724%, 09/15/56[2]	325,000	339,777
Series 2023-5YR4, Class A3 6.500%, 12/15/56	497,728	516,898
Series 2024-5YR10, Class A3 5.302%, 10/15/57	635,000	647,006
Series 2024-5YR8, Class A3 5.884%, 08/15/57	500,000	518,422
Series 2025-5YR18, Class A3 5.145%, 12/15/58	500,000	508,229
Series 2025-5YR19, Class A2 4.793%, 12/15/58	500,000	502,065

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

BANK5 Trust Series 2025-5YR13, Class A2 5.032%, 01/15/58	$300,000	$302,863
BBCMS Mortgage Trust Series 2024-C30, Class A5 5.532%, 11/15/57	750,000	775,033
Benchmark Mortgage Trust
Series 2020-B22, Class A5 1.973%, 01/15/54	350,000	307,658
Series 2023-B40, Class A5 6.054%, 12/15/56	250,000	266,845
Series 2025-V19, Class A3 5.249%, 01/15/58	300,000	305,987

BRAVO Residential Funding Trust Series 2024-NQM4, Class A1A 4.350%, 01/25/60[1,3]	435,737	430,204
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[1,2]	301,638	280,048
COLT Mortgage Loan Trust Series 2022-3, Class A2 4.156%, 02/25/67[1,2]	453,640	434,175
Connecticut Avenue Securities Series Series 2025-R01, Class 1A1 4.612%, 01/25/45[1,2]	79,100	78,904
Connecticut Avenue Securities Trust
Series 2024-R06, Class 1A1 4.812%, 09/25/44[1,2]	396,787	396,664
Series 2026-R02, Class 1A1 4.612%, 02/25/46[1,2]	295,026	295,141

GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	601,000	550,814
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A6 2.500%, 10/25/51[1,2]	465,248	435,169
GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[1]	416,421	408,523
Series 2021-GR3, Class A6 2.500%, 04/25/52[1,2]	434,526	389,792
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,2]	559,564	464,434
Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,2]	452,184	429,331
Series 2022-PJ6, Class A3 2.500%, 01/25/53[1,2]	673,317	560,461
Series 2023-PJ2, Class A4 5.500%, 05/25/53[1,2]	306,443	304,923
JP Morgan Mortgage Trust
Series 2014-2, Class B1 3.346%, 06/25/29[1,2]	218,218	213,518
Series 2015-4, Class B1 3.507%, 06/25/45[1,2]	413,131	384,687
Series 2017-2, Class A3 3.500%, 05/25/47[1,2]	510,226	462,557
	Principal Amount	Value

Series 2017-2, Class B2 3.652%, 05/25/47[1,2]	$200,637	$185,558
Series 2019-INV3, Class B1 4.339%, 05/25/50[1,2]	288,198	268,124
Series 2019-INV3, Class B2 4.339%, 05/25/50[1,2]	165,778	154,695
Series 2020-5, Class B2 3.568%, 12/25/50[1,2]	305,205	268,168
Series 2020-INV1, Class B2A 3.171%, 08/25/50[1,2]	547,796	467,249
Series 2021-1, Class A3A 2.000%, 06/25/51[1,2]	479,947	382,957
Series 2021-3, Class A15 2.500%, 07/25/51[1,2]	432,121	356,679
Series 2022-1, Class A3 2.500%, 07/25/52[1,2]	1,130,126	935,962
Series 2022-2, Class A5A 2.500%, 08/25/52[1,2]	500,000	335,842
Series 2022-2, Class A6 3.000%, 08/25/52[1,2]	243,386	228,966
Series 2022-4, Class A3 3.000%, 10/25/52[1,2]	680,438	588,818

OBX Trust Series 2020-EXP3, Class 1A8 3.000%, 01/25/60[1,2]	341,276	299,733
Sequoia Mortgage Trust
Series 2021-1, Class A1 2.500%, 03/25/51[1,2]	654,290	543,545
Series 2025-S1, Class A4 2.500%, 09/25/54[1,2]	550,048	489,369

Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5 5.309%, 08/15/57	450,000	459,322

Total Mortgage-Backed Securities (Cost $19,565,765)		19,581,240
U.S. Government and Agency Obligations - 75.1%
Fannie Mae - 30.3%
Fannie Mae REMICS
Series 2016-85, Class GA 2.500%, 10/25/45	186,229	174,589
Series 2016-49, Class KA 3.000%, 08/25/45	142,194	134,267
Series 2017-33, Class LB 3.000%, 05/25/39	180,677	170,019
Series 2018-43, Class CT 3.000%, 06/25/48	190,508	167,509
Series 2019-9, Class NA 3.000%, 11/25/36	374,691	360,179
Series 2012-75, Class KE 4.000%, 07/25/42	275,000	261,823
Series 2010-123, Class KU 4.500%, 11/25/40	250,476	247,037
FNMA
1.500%, 12/01/35 to 01/01/51	3,773,545	2,956,062
2.000%, 12/01/50 to 04/01/52	9,033,508	7,368,039
2.500%, 11/01/47 to 01/01/52	6,827,075	5,850,901

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Fannie Mae - 30.3% (continued)
FNMA
3.000%, 08/01/50 to 06/01/52	$4,421,173	$3,969,494
3.500%, 05/01/44	123,733	116,496
4.000%, 11/01/44 to 06/01/53	4,633,275	4,381,335
4.500%, 11/01/39 to 08/01/42	288,627	285,644
5.000%, 01/01/53 to 02/01/55	5,449,041	5,411,863
5.500%, 10/01/52	618,617	628,929
6.000%, 05/01/54 to 07/01/54	2,933,056	3,047,631
6.500%, 04/01/54 to 07/01/54	353,185	372,569

Total Fannie Mae		35,904,386
Freddie Mac - 29.7%
FHLMC
1.500%, 05/01/51	1,013,411	784,956
2.000%, 05/01/51 to 01/01/52	3,164,095	2,596,688
2.500%, 03/01/51	316,947	269,106
3.000%, 08/01/52	3,833,660	3,426,323
3.500%, 06/01/49	5,311,466	4,987,190
4.500%, 09/01/52 to 06/01/54	6,008,789	5,839,181
5.000%, 11/01/53	1,003,695	992,747
5.500%, 02/01/54 to 03/01/55	3,412,916	3,488,322
6.000%, 10/01/53 to 05/01/55	5,081,441	5,279,552
6.500%, 06/01/54	356,190	376,241
Freddie Mac Multifamily Structured Pass Through Certificates
Series K1522, Class A2 2.361%, 10/25/36	1,485,000	1,199,359
Series K-159, Class A2 4.500%, 07/25/33[2]	1,681,000	1,681,236
Freddie Mac REMICS
Series 5022, Class MB 2.000%, 10/25/40	1,291,512	956,779
Series 4910, Class LZ 3.000%, 09/25/49	275,280	184,867
Series 4435, Class ZB 3.500%, 02/15/45	433,429	355,125
Series 4753, Class LZ 3.500%, 02/15/48	232,805	210,083
Series 4839, Class HP 4.000%, 11/15/48	510,598	477,514
Series 4863, Class EZ 4.500%, 03/15/49	516,118	502,119
Freddie Mac STACR REMIC Trust
Series 2025-DNA4, Class A1 4.562%, 10/25/45[1,2]	150,312	149,927
Series 2025-DNA3, Class A1 4.612%, 09/25/45[1,2]	468,875	467,885
Series 2024-DNA2, Class A1 4.912%, 05/25/44[1,2]	459,472	459,614
Series 2023-HQA3, Class A1 5.512%, 11/25/43[1,2]	410,370	413,234
Freddie Mac Strips
Series 268, Class 30 3.000%, 08/15/42	211,572	193,565

Total Freddie Mac		35,291,613
	Principal Amount	Value

Ginnie Mae - 14.2%
GNMA
2.000%, 03/20/51	$1,029,488	$846,693
2.500%, 09/20/50	4,172,179	3,595,707
Series 2013-100, Class PE 2.500%, 07/20/43	206,467	185,252
Series 2013-4, Class PL 2.500%, 09/20/42	132,000	105,420
3.000%, 11/20/51 to 05/20/53	1,862,499	1,664,727
Series 2013-144, Class ZX 3.000%, 01/20/43	681,821	612,596
Series 2015-42, Class ZB 3.000%, 03/20/45	369,948	330,863
Series 2016-18, Class KM 3.000%, 02/20/46	148,347	134,983
Series 2016-25, Class QW 3.000%, 02/16/46	415,000	342,581
Class Z3.250%, 11/16/43	320,836	280,700
3.500%, 10/20/42 to 02/20/46	2,672,020	2,516,202
Series 2018-38, Class AZ 3.500%, 03/20/48	298,906	219,426
5.000%, 04/20/49	2,691,705	2,719,551
5.500%, 04/20/55	3,220,182	3,266,504

Total Ginnie Mae		16,821,205
U.S. Treasury Obligations - 0.9%
U.S. Treasury Bonds
4.625%, 02/15/55	359,400	342,792
5.000%, 05/15/45	735,000	744,561

Total U.S. Treasury Obligations		1,087,353

Total U.S. Government and Agency Obligations (Cost $88,085,087)		89,104,557
Short-Term Investments - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $346,032 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $352,932)	346,000	346,000

	Shares
Other Investment Companies - 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[4]	1,333	1,333

Total Short-Term Investments (Cost $347,333)		347,333
Total Investments - 99.3% (Cost $116,819,932)		117,835,868
Other Assets, less Liabilities - 0.7%		774,385
Net Assets - 100.0%		$118,610,253

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $21,767,594 or 18.4% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$8,802,738	—	$8,802,738
Mortgage-Backed Securities	—	19,581,240	—	19,581,240
U.S. Government and Agency Obligations†	—	89,104,557	—	89,104,557
Short-Term Investments
Repurchase Agreements	—	346,000	—	346,000
Other Investment Companies	$1,333	—	—	1,333
Total Investments in Securities	$1,333	$117,834,535	—	$117,835,868

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.